Other Financial Liabilities - Schedule of Components of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Other financial liabilities		¥ 9,213	¥ 10,803
Other financial liabilities (current)	[1]	6,443	5,003
Other financial liabilities (non-current)	[1]	2,770	5,800
Guarantee deposits [Member] | Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities		2,635	2,590
Lease liabilities [Member] | Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities		4,050	5,024
Liabilities associated with deferred fixed payments for separately acquired intangible assets [Member] | Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities		¥ 2,528	¥ 3,189

[1]	Sawai has corrected an immaterial error of comparative information, see Note 2 (7).